Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 2, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 2, 2012
Prospectus Date	rr_ProspectusDate	Apr 12, 2012

Touchstone International Small Cap Fund (Prospectus Summary): | Touchstone International Small Cap Fund
Touchstone International Small Cap Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone International Small Cap Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 18 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Touchstone International Small Cap Fund	Return Before Taxes	(12.82%)	(2.02%)	1.38%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Touchstone International Small Cap Fund (Prospectus Summary): | Touchstone International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone International Small Cap Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone International Small Cap Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 18 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Touchstone International Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.38%
Touchstone International Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSCX
Touchstone International Small Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSIX
Touchstone International Small Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSYX

Touchstone Capital Growth Fund (Prospectus Summary): | Touchstone Capital Growth Fund
Touchstone Capital Growth Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Capital Growth Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 24 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Touchstone Capital Growth Fund	Return Before Taxes	(8.48%)	(1.54%)	0.14%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Touchstone Capital Growth Fund (Prospectus Summary): | Touchstone Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Capital Growth Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Capital Growth Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 24 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Touchstone Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCGX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.54%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.14%
Touchstone Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCFCX
Touchstone Capital Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGNX
Touchstone Capital Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGYX

Touchstone Small Cap Value Opportunities Fund (Prospectus Summary): | Touchstone Small Cap Value Opportunities Fund
Touchstone Small Cap Value Opportunities Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text immediately preceding the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund and the information contained in the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund in the Funds’ Prospectus on page 35 and in the Fund’s Summary Prospectus on page 4.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003 and Institutional shares began operations on December 9, 2008.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 9, 2008, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Please retain this Supplement for future reference.

Average Annual Total Returns - Touchstone Small Cap Value Opportunities Fund For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Small Cap Value Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Return Before Taxes	(1.93%)	(1.10%)	8.56%
Class Y After Taxes on Distributions	Return After Taxes on Distributions	(2.75%)	(2.14%)	7.53%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.22%)	(1.06%)	7.49%
Class A	Return Before Taxes	(7.77%)	(2.51%)	8.29%
Institutional	Return Before Taxes	(1.81%)	(1.57%)	8.30%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary): | Touchstone Small Cap Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Small Cap Value Opportunities Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text immediately preceding the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund and the information contained in the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund in the Funds’ Prospectus on page 35 and in the Fund’s Summary Prospectus on page 4.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003 and Institutional shares began operations on December 9, 2008.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 9, 2008, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Please retain this Supplement for future reference.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns - Touchstone Small Cap Value Opportunities Fund For the periods ended December 31, 2011
Touchstone Small Cap Value Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.29%
Touchstone Small Cap Value Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOCX
Touchstone Small Cap Value Opportunities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOIX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.57%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.30%
Touchstone Small Cap Value Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOYX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.56%
Touchstone Small Cap Value Opportunities Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.53%
Touchstone Small Cap Value Opportunities Fund | Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.49%
Touchstone Small Cap Value Opportunities Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%

Touchstone Focused Fund (Prospectus Summary): | Touchstone Focused Fund
Touchstone Focused Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Focused Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 41 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Touchstone Focused Fund	Return Before Taxes	(6.72%)	(1.44%)	2.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Touchstone Focused Fund (Prospectus Summary): | Touchstone Focused Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Focused Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Focused Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 41 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Touchstone Focused Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFOAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.25%
Touchstone Focused Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFCX
Touchstone Focused Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFIX
Touchstone Focused Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFYX

Touchstone US Long/Short Fund (Prospectus Summary): | Touchstone US Long/Short Fund
Touchstone U.S. Long/Short Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone U.S. Long/Short Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 5 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Touchstone US Long/Short Fund	Return Before Taxes	(3.41%)	(3.98%)	0.87%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Touchstone US Long/Short Fund (Prospectus Summary): | Touchstone US Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone U.S. Long/Short Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone U.S. Long/Short Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 5 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Touchstone US Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.87%
Touchstone US Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSCX
Touchstone US Long/Short Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSIX
Touchstone US Long/Short Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSYX

Touchstone Value Fund (Prospectus Summary): | Touchstone Value Fund
Touchstone Value Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Value Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 12 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Touchstone Value Fund	Return Before Taxes	(1.76%)	(2.65%)	1.61%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Touchstone Value Fund (Prospectus Summary): | Touchstone Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Value Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Value Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 12 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Touchstone Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.61%
Touchstone Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLCX
Touchstone Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLIX
Touchstone Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLYX